UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Entrust Partners Offshore LLC

Address:  126 East 56th Street
          22nd Floor
          New York, NY 10022

          Form 13F File Number: 028-05427

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Fife

Title:   Managing Partner/Portfolio Manager

Phone:  (212) 446-2570

         Signature, Place, and Date of Signing:

/s/ Mark Fife      New York, New York          February 9, 2011
[Signature]          [City, State]                  [Date]


Report Type:

[ ]      13F HOLDINGS REPORT

[X]      13F NOTICE

[ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-  6444                     Entrust Capital Inc.
     --------------------     ----------------------------
[Repeat as necessary.]